Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

(4)          Intangible Assets and Goodwill

(a)          Intangibles

Through the purchases of Liekki Oy and Arbor Photonics, Inc., intangible assets were acquired. In addition, the Company capitalizes certain patent expenses as disclosed in Note 2(s). The details of the intangibles are as follows:

	June 30, 2018
	(Unaudited)
	Average		Gross
	amortization		carrying	Accumulated
(in thousands) (unaudited)	period		amount	amortization	Net value
Amortizing intangible assets:
Patents	5	yrs	$4,163	$(1,723)	$2,440
Arbor acquired technology	3	yrs	670	(670)	—
Direct nanoparticle deposition technology	6	yrs	528	(528)	—
			$5,361	$(2,921)	$2,440

	December 31, 2017
	Average		Gross
	amortization		carrying	Accumulated
(in thousands)	period		amount	amortization	Net value
Amortizing intangible assets:
Direct nanoparticle deposition technology	6	yrs	$543	$(543)	$—
Patents	5	yrs	3,310	(1,474)	1,836
Arbor acquired technology	3	yrs	670	(670)	—
			$4,523	$(2,687)	$1,836

	December 31, 2016
	Average		Gross
	amortization		carrying	Accumulated
(in thousands)	period		amount	amortization	Net value
Amortizing intangible assets:
Direct nanoparticle deposition technology	6	yrs	$478	$(478)	$—
Patents	5	yrs	2,447	(962)	1,485
Arbor acquired technology	3	yrs	670	(670)	—
			$3,595	$(2,110)	$1,485

During 2016 the Company evaluated the remaining useful life of the Arbor acquired technology, and revised the remaining period of amortization to one year. As a result, the asset was fully amortized as of December 31, 2016.

Amortization expense for intangible assets was $472 thousand and $779 thousand for the years ended December 31, 2017 and 2016, respectively. Amortization expense for intangible assets was $259 thousand (unaudited) and $219 thousand (unaudited) for the six months ended June 30, 2018 and 2017, respectively. Estimated amortization expense for the remainder of 2018 and subsequent years is as follows:

(in thousands) (unaudited)
2018	$344
2019	654
2020	581
2021	454
2022	309
Thereafter	98
$2,440

(b)          Goodwill

The Company’s goodwill originated with the acquisition of Arbor Photonics, Inc. in December 2012.

The Company reviews its goodwill for impairment annually during the fourth quarter, or more frequently if events or circumstances indicate that the carrying value of a reporting unit exceeds its fair value. The Company completed its annual review of goodwill as of December 31, 2017 and determined that no impairment of its recorded goodwill was necessary.

There were no changes in the carrying amount of goodwill during the years ended December 31, 2017 and 2016 or during the six months ended June 30, 2018 (unaudited).